ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
1 8 .	ACCUMULATED OTHER COMPREHENSIVE INCOME

Foreign currency translation adjustments
RMB
Balance as of January 1, 2017	50,464
Foreign currency translation adjustments, net of tax of nil	(10,424)
Balance as of December 31, 2017	40,040
Foreign currency translation adjustments, net of tax of nil	2,419
Balance as of December 31, 2018	42,459
Foreign currency translation adjustments, net of tax of nil	(1,542)
Balance as of December 31, 2019	40,917
US$
Balance as of December 31, 2019	5,877
There have been no reclassifications out of accumulated other comprehensive income to net income for the periods presented.